Submission	Jul. 21, 2025
Submission [Line Items]
Central Index Key	0001677615
Registrant Name	FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES